Fair Value Measurements (Details) - Schedule of Company's Assets that are Measured at Fair Value on a Recurring Basis - USD ($)	Sep. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Level 1 [Member] | Recurring [Member]
Assets:
Marketable securities held in Trust Account	$ 30,733,473	$ 33,058,050	$ 237,987,893	$ 234,604,006